Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
5. Property and Equipment
The following table provides a summary of property and equipment (in thousands):

	December 31,
	2022	2021
Computer equipment	$131	$—
Furniture and fixtures	41	—
Construction-in-process	—	33

Subtotal	172	33
Less: accumulated depreciation	(30)	—

Property and equipment, net	$142	$33

Depreciation expense was $30 thousand for the year ended December 31, 2022. No depreciation expense was recognized during the year ended December 31, 2021 as the assets had not yet been placed in service as of that date
.